Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Palm Valley Capital Fund
Class Name	Investor Class
Trading Symbol	PVCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-224-7256 (PALM)
Additional Information Website	https://www.palmvalleycapital.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$62	1.25%
[1]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
Net Assets	$ 231,327,974
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$231,327,974
Number of Holdings	27
Portfolio Turnover	41%

Holdings [Text Block]

Industry	(% of net assets)
Temporary Help Services	3.5%
Animal Slaughtering and Processing	2.7%
Computer Systems Design and Related Services	2.7%
General Freight Trucking, Long-Distance	2.0%
Crude Petroleum Extraction	1.2%
Natural Gas Distribution	1.1%
Lessors of Other Real Estate Property	1.0%
Janitorial Services	1.0%
Marketing Research and Public Opinion Polling	0.9%
Cash & Other	83.9%

Top 10 Issuers	(% of net assets)
United States Treasury Bills	64.0%
First American Treasury Obligations Fund	9.6%
Sprott Physical Silver Trust	2.9%
Amdocs Ltd.	2.7%
Heartland Express, Inc.	2.0%
Sprott Physical Gold Trust	1.7%
Kelly Services, Inc.	1.6%
WH Group Ltd.	1.5%
Chord Energy Corp.	1.2%
Seaboard Corp.	1.2%

Updated Prospectus Web Address	https://www.palmvalleycapital.com/mutual-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	Palm Valley Capital Fund
Class Name	Institutional Class
Trading Symbol	PVCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-224-7256 (PALM)
Additional Information Website	https://www.palmvalleycapital.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	1.00%
[2]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
Net Assets	$ 231,327,974
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$231,327,974
Number of Holdings	27
Portfolio Turnover	41%

Holdings [Text Block]

Industry	(% of net assets)
Temporary Help Services	3.5%
Animal Slaughtering and Processing	2.7%
Computer Systems Design and Related Services	2.7%
General Freight Trucking, Long-Distance	2.0%
Crude Petroleum Extraction	1.2%
Natural Gas Distribution	1.1%
Lessors of Other Real Estate Property	1.0%
Janitorial Services	1.0%
Marketing Research and Public Opinion Polling	0.9%
Cash & Other	83.9%

Top 10 Issuers	(% of net assets)
United States Treasury Bills	64.0%
First American Treasury Obligations Fund	9.6%
Sprott Physical Silver Trust	2.9%
Amdocs Ltd.	2.7%
Heartland Express, Inc.	2.0%
Sprott Physical Gold Trust	1.7%
Kelly Services, Inc.	1.6%
WH Group Ltd.	1.5%
Chord Energy Corp.	1.2%
Seaboard Corp.	1.2%

Updated Prospectus Web Address	https://www.palmvalleycapital.com/mutual-fund

[1]
*	Annualized

[2]
*	Annualized